Note 6 - Long-term Debt (Details) - USD ($)	1 Months Ended		6 Months Ended
	Mar. 31, 2015	Jan. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Note 6 - Long-term Debt (Details) [Line Items]
Limited Dividends Percentage Loans to Profits			60.00%
Restricted Cash and Cash Equivalents			$ 5,491,962		$ 7,994,093
Interest Expense, Debt			849,384	$ 957,923
Imputed Interest			$ 243,398	$ 0
Debt Instrument, Interest Rate During Period			4.71%
London Interbank Offered Rate (LIBOR) [Member]
Note 6 - Long-term Debt (Details) [Line Items]
Debt Instrument, Average Variable Interest Rate			0.25%
Debt Instrument, Basis Spread on Variable Rate			4.47%
Finance Construction of Hull No DY 160 [Member]
Note 6 - Long-term Debt (Details) [Line Items]
Term Loan Facility, Maximum Borrowing Capacity		$ 19,950,000
Term Loan Facility, Maximum Borrowing Capacity, As a Percentage of Vessel Market Value Upon Delivery, Approved Charter		70.00%
Term Loan Facility, Maximum Borrowing Capacity, As a Percentage of Vessel Market Value Upon Delivery, Charter Free		65.00%
Debt Instrument, Term		5 years
Finance Construction of Hull No DY 161 [Member]
Note 6 - Long-term Debt (Details) [Line Items]
Term Loan Facility, Maximum Borrowing Capacity	$ 19,000,000
Debt Instrument, Term	4 years
Term Loan Facility, Maximum Borrowing Capacity, As a Percentage of Vessel Market Value Upon Delivery	62.50%